SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentrations and Credit Risk (Details)	12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2021 HKD ($)
Concentration Risk [Line Items]
Cash and cash equivalents, certificates of deposit and restricted cash were on deposit at financial institutions not subject to insured	$ 7,305,799	$ 10,847,959
Cash and cash equivalents deposited in financial institutions	1,073,196		$ 1,018,726
Cash and cash equivalents deposited in financial institutions annual limit	65,000			$ 500,000
Cash deposited in FI insured by FDIC	$ 4,228,173	$ 4,228,173
Customer | Customer One | Revenue
Concentration Risk [Line Items]
Concentration risk (in percent)	11.00%	18.00%	15.00%
Customer | Customer One | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk (in percent)	77.00%	35.00%	46.00%
Customer | Customer Two | Revenue
Concentration Risk [Line Items]
Concentration risk (in percent)	11.00%	11.00%
Customer | Customer Two | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk (in percent)		16.00%	30.00%
Customer | Customer Three | Revenue
Concentration Risk [Line Items]
Concentration risk (in percent)	10.00%	10.00%
Customer | Customer Three | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk (in percent)		14.00%
Supplier | Supplier One | Purchases
Concentration Risk [Line Items]
Concentration risk (in percent)	13.00%	11.00%	13.00%
Supplier | Supplier Two | Purchases
Concentration Risk [Line Items]
Concentration risk (in percent)		10.00%	10.00%